Document and Entity Information	Jul. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2022
Entity File Number	001-40977
Entity Registrant Name	FOCUS IMPACT ACQUISITION CORP.
Entity Central Index Key	0001854480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2433757
Entity Address, Address Line One	250 Park Avenue, Ste 911
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10177
City Area Code	212
Local Phone Number	355-5515
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	FIACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock, $0.0001 par value
Trading Symbol	FIAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FIACW
Security Exchange Name	NASDAQ